Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2020
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	December 31 2019	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,287	$3,212
Receivables from clients, net	28,039	27,156
Other assets, net	27,217	27,303
Total assets	$57,543	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$3,285	$4,357
Payable to clients	36,196	35,650
Other liabilities	6,486	6,205

Total liabilities	45,967	46,212

Stockholders' equity[2]	11,576	11,459
Total liabilities and stockholders' equity	$57,543	$57,671

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended
	December 31 2019	December 31 2018
Revenues
Net interest revenue	$474	$497

Fee-based and other revenue	1,230	1,506

Total revenues	1,704	2,003
Operating expenses
Employee compensation and benefits	437	419

Other	579	532

Total operating expenses	1,016	951

Other expense (income)	40	24
Pre-tax income	648	1,028

Provision for income taxes	148	230
Net income[1]	$500	$798
Earnings per share – basic (Canadian dollars)	$0.92	$1.42
Earnings per share – diluted (Canadian dollars)	0.92	1.41

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.